Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Schedule of property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Electronic devices	175,633	229,328
Vehicle	2,839	7,323
Furniture and office equipment	79,644	139,886
Leasehold improvement	237,610	444,044
Machinery	25,637	50,355
Buildings	201,129	201,129

Total	722,492	1,072,065

Accumulated depreciation and amortization	(292,403)	(419,179)

Property and equipment, net	430,089	652,886